Document and Entity Information	12 Months Ended
Sep. 30, 2022 shares
Entity Addresses [Line Items]
Entity Registrant Name	BRIGHT MINDS BIOSCIENCES INC.
Entity Central Index Key	0001827401
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-40997
Document Period End Date	Sep. 30, 2022
Entity Address, Address Line One	19 Vestry Street
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Incorporation, State or Country Code	Z4
Entity Address, Country	US
Entity Address, Postal Zip Code	10013
Title of 12(b) Security	Common Shares
Trading Symbol	DRUG
Security Exchange Name	NASDAQ
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	17,592,359
Document Accounting Standard	International Financial Reporting Standards
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
Auditor Firm ID	1054
Auditor Name	De Visser Gray LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Ian McDonald
Entity Address, Address Line One	19 Vestry Street
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	647
Local Phone Number	407-2515
Contact Personnel Email Address	ian@brightmindsbio.com